Schedule of Investments (unaudited)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.(a)	1,146	$47,949
Aerovironment Inc.(a)(b)	802	65,924
Kaman Corp.	965	30,156
National Presto Industries Inc.	175	11,487
Park Aerospace Corp.	671	8,562
Triumph Group Inc.(a)	2,230	29,637
		193,715
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)	908	56,033
Forward Air Corp.	930	85,523
Hub Group Inc., Class A(a)	1,177	83,496
		225,052
Airlines — 0.4%
Allegiant Travel Co.(a)	527	59,599
Hawaiian Holdings Inc.(a)	1,771	25,343
SkyWest Inc.(a)	1,745	37,081
		122,023
Auto Components — 1.5%
American Axle & Manufacturing Holdings Inc.(a)	3,954	29,774
Dorman Products Inc.(a)	980	107,516
Gentherm Inc.(a)	1,147	71,584
LCI Industries	880	98,454
Motorcar Parts of America Inc.(a)	659	8,646
Patrick Industries Inc.	754	39,087
Standard Motor Products Inc.	655	29,469
XPEL Inc.(a)	572	26,272
		410,802
Automobiles — 0.2%
Winnebago Industries Inc.	1,135	55,116

Banks — 8.6%
Allegiance Bancshares Inc.	492	18,578
Ameris Bancorp.	1,723	69,230
Banc of California Inc.	1,828	32,209
BancFirst Corp.	657	62,881
Bancorp. Inc. (The)(a)	1,446	28,226
BankUnited Inc.	1,987	70,678
Banner Corp.	908	51,039
Berkshire Hills Bancorp. Inc.	581	14,391
Brookline Bancorp. Inc.	1,924	25,608
Central Pacific Financial Corp.	464	9,953
City Holding Co.	125	9,985
Columbia Banking System Inc.	1,990	57,013
Community Bank System Inc.	1,460	92,389
Customers Bancorp. Inc.(a)	933	31,629
CVB Financial Corp.	3,420	84,850
Dime Community Bancshares Inc.	1,110	32,911
Eagle Bancorp. Inc.	821	38,924
FB Financial Corp.	1,227	48,123
First BanCorp./Puerto Rico	3,825	49,381
First Bancorp./Southern Pines NC	899	31,375
First Commonwealth Financial Corp.	1,770	23,753
First Financial Bancorp.	2,281	44,251
First Hawaiian Inc.	4,435	100,719
Hanmi Financial Corp.	753	16,897
Heritage Financial Corp./WA	850	21,386
Hilltop Holdings Inc.(b)	1,717	45,775
HomeStreet Inc.	398	13,799
Security	Shares	Value

Banks (continued)
Hope Bancorp Inc.	2,946	$40,773
Independent Bank Corp.	1,185	94,125
Independent Bank Group Inc.	1,254	85,159
Lakeland Financial Corp.	658	43,704
Meta Financial Group Inc.	600	23,202
National Bank Holdings Corp., Class A	765	29,277
NBT Bancorp. Inc.	823	30,937
Northwest Bancshares Inc.	3,096	39,629
OFG Bancorp.	952	24,181
Pacific Premier Bancorp. Inc.	2,438	71,287
Park National Corp.	499	60,504
Preferred Bank/Los Angeles CA	107	7,278
Renasant Corp.	1,475	42,495
S&T Bancorp. Inc.	1,005	27,567
Seacoast Banking Corp. of Florida	2,112	69,780
ServisFirst Bancshares Inc.	1,692	133,533
Simmons First National Corp., Class A	3,229	68,649
Southside Bancshares Inc.	626	23,425
Tompkins Financial Corp.	406	29,273
Triumph Bancorp. Inc.(a)	816	51,049
Trustmark Corp.	1,649	48,134
United Community Banks Inc./GA	3,198	96,548
Veritex Holdings Inc.	1,859	54,394
Westamerica Bancorp.	725	40,353
		2,361,209
Beverages — 0.9%
Celsius Holdings Inc.(a)	1,331	86,861
Coca-Cola Consolidated Inc.	160	90,224
MGP Ingredients Inc.	434	43,439
National Beverage Corp.	805	39,397
		259,921
Biotechnology — 2.6%
Anika Therapeutics Inc.(a)	505	11,272
Arcus Biosciences Inc.(a)	1,608	40,747
Avid Bioservices Inc.(a)(b)	2,130	32,504
Coherus Biosciences Inc.(a)	2,226	16,116
Cytokinetics Inc.(a)	2,966	116,534
Dynavax Technologies Corp.(a)	4,068	51,216
Eagle Pharmaceuticals Inc./DE(a)	386	17,150
Emergent BioSolutions Inc.(a)	1,543	47,895
Enanta Pharmaceuticals Inc.(a)	636	30,064
Ligand Pharmaceuticals Inc.(a)	584	52,104
Myriad Genetics Inc.(a)	2,782	50,549
Organogenesis Holdings Inc., Class A(a)	2,203	10,751
REGENXBIO Inc.(a)	1,310	32,357
uniQure NV(a)	1,263	23,542
Vanda Pharmaceuticals Inc.(a)	1,948	21,233
Vericel Corp.(a)	1,627	40,968
Vir Biotechnology Inc.(a)	2,567	65,381
Xencor Inc.(a)	2,062	56,437
		716,820
Building Products — 2.0%
AAON Inc.	1,452	79,511
American Woodmark Corp.(a)	572	25,746
Apogee Enterprises Inc.	766	30,042
Gibraltar Industries Inc.(a)	1,136	44,020
Griffon Corp.	1,657	46,446
Insteel Industries Inc.	671	22,593
PGT Innovations Inc.(a)	2,067	34,395

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Quanex Building Products Corp.	1,152	$26,208
Resideo Technologies Inc.(a)(b)	5,035	97,780
UFP Industries Inc.	2,172	148,000
		554,741
Capital Markets — 0.9%
B. Riley Financial Inc.	559	23,618
Blucora Inc.(a)	1,630	30,090
BrightSphere Investment Group Inc.	1,115	20,081
Donnelley Financial Solutions Inc.(a)	965	28,265
Piper Sandler Cos.	490	55,546
StoneX Group Inc.(a)	592	46,217
Virtus Investment Partners Inc.	243	41,558
WisdomTree Investments Inc.	3,793	19,231
		264,606
Chemicals — 3.0%
AdvanSix Inc.	970	32,437
American Vanguard Corp.	925	20,674
Balchem Corp.	1,112	144,271
FutureFuel Corp.	902	6,566
GCP Applied Technologies Inc.(a)	1,869	58,462
Hawkins Inc.	648	23,347
HB Fuller Co.	1,837	110,606
Innospec Inc.	859	82,284
Koppers Holdings Inc.	729	16,504
Livent Corp.(a)(b)	5,601	127,087
Quaker Chemical Corp.	465	69,527
Stepan Co.	736	74,594
Tredegar Corp.	897	8,970
Trinseo PLC	1,252	48,152
		823,481
Commercial Services & Supplies — 2.3%
ABM Industries Inc.	2,316	100,561
Brady Corp., Class A, NVS	1,664	78,607
CoreCivic Inc.(a)	4,197	46,629
Deluxe Corp.	1,484	32,158
GEO Group Inc. (The)(a)	3,026	19,972
Harsco Corp.(a)	2,743	19,503
Healthcare Services Group Inc.	2,564	44,639
HNI Corp.	1,468	50,925
Interface Inc.	2,053	25,745
KAR Auction Services Inc.(a)	4,208	62,152
Matthews International Corp., Class A	1,080	30,963
Pitney Bowes Inc.	1,838	6,653
UniFirst Corp./MA	526	90,567
Viad Corp.(a)	711	19,631
		628,705
Communications Equipment — 1.5%
ADTRAN Inc.	1,695	29,713
CalAmp Corp.(a)	1,255	5,233
Comtech Telecommunications Corp.	920	8,344
Digi International Inc.(a)	1,212	29,355
Extreme Networks Inc.(a)	4,528	40,390
Harmonic Inc.(a)	3,608	31,281
NETGEAR Inc.(a)	993	18,390
NetScout Systems Inc.(a)	2,557	86,555
Plantronics Inc.(a)	1,481	58,766
Viavi Solutions Inc.(a)	7,889	104,372
		412,399
Security	Shares	Value

Construction & Engineering — 1.2%
Arcosa Inc.	1,673	$77,677
Comfort Systems USA Inc.	1,246	103,605
Granite Construction Inc.	1,571	45,779
MYR Group Inc.(a)	589	51,909
NV5 Global Inc.(a)	412	48,097
		327,067
Consumer Finance — 0.8%
Encore Capital Group Inc.(a)	840	48,527
Enova International Inc.(a)	1,123	32,365
Green Dot Corp., Class A(a)	875	21,971
LendingTree Inc.(a)	379	16,608
PRA Group Inc.(a)	1,373	49,922
PROG Holdings Inc.(a)	1,865	30,773
World Acceptance Corp.(a)	126	14,142
		214,308
Containers & Packaging — 0.4%
Myers Industries Inc.	1,255	28,526
O-I Glass Inc.(a)	5,409	75,726
		104,252
Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.(a)	1,563	56,221
American Public Education Inc.(a)	656	10,601
Perdoceo Education Corp.(a)	2,373	27,954
Strategic Education Inc.	793	55,970
WW International Inc.(a)	1,858	11,873
		162,619
Diversified Telecommunication Services — 0.4%
ATN International Inc.	375	17,591
Cogent Communications Holdings Inc.	1,477	89,743
Consolidated Communications Holdings Inc.(a)	2,514	17,598
		124,932
Electrical Equipment — 0.4%
AZZ Inc.	852	34,779
Encore Wire Corp.	683	70,977
Powell Industries Inc.	313	7,315
		113,071
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries Inc.	1,301	94,947
Arlo Technologies Inc.(a)	2,997	18,791
Badger Meter Inc.	1,014	82,023
Benchmark Electronics Inc.	1,212	27,343
CTS Corp.	1,107	37,693
ePlus Inc.(a)	928	49,295
Fabrinet(a)	1,274	103,321
FARO Technologies Inc.(a)	631	19,454
Insight Enterprises Inc.(a)	1,215	104,830
Itron Inc.(a)	1,560	77,111
Knowles Corp.(a)	3,177	55,057
Methode Electronics Inc.	1,279	47,374
OSI Systems Inc.(a)	466	39,815
PC Connection Inc.	381	16,783
Plexus Corp.(a)	960	75,360
Rogers Corp.(a)	649	170,097
Sanmina Corp.(a)	2,107	85,818
ScanSource Inc.(a)	871	27,123
TTM Technologies Inc.(a)	3,485	43,563
		1,175,798

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 2.0%
Archrock Inc.	4,663	$38,563
Bristow Group Inc.(a)	801	18,743
Core Laboratories NV	1,598	31,656
DMC Global Inc.(a)	675	12,170
Dril-Quip Inc.(a)	1,191	30,728
Helix Energy Solutions Group Inc.(a)	4,921	15,255
Helmerich & Payne Inc.	3,646	156,997
Nabors Industries Ltd.(a)	305	40,840
Oil States International Inc.(a)	2,144	11,621
Patterson-UTI Energy Inc.	7,490	118,042
ProPetro Holding Corp.(a)	2,952	29,520
RPC Inc.(a)	2,429	16,784
U.S. Silica Holdings Inc.(a)	2,613	29,841
		550,760
Entertainment — 0.2%
Cinemark Holdings Inc.(a)	3,712	55,754
Marcus Corp. (The)(a)	764	11,284
		67,038
Equity Real Estate Investment Trusts (REITs) — 7.7%
Acadia Realty Trust	3,272	51,109
Agree Realty Corp.	2,594	187,105
Alexander & Baldwin Inc.	2,508	45,019
American Assets Trust Inc.	1,823	54,143
Armada Hoffler Properties Inc.	2,338	30,020
Brandywine Realty Trust	5,913	57,001
CareTrust REIT Inc.	3,360	61,958
Centerspace	530	43,222
Chatham Lodging Trust(a)	1,684	17,598
Community Healthcare Trust Inc.	813	29,439
DiamondRock Hospitality Co.(a)	7,302	59,949
Diversified Healthcare Trust.	8,250	15,015
Easterly Government Properties Inc.	3,144	59,862
Essential Properties Realty Trust Inc.	4,542	97,608
Four Corners Property Trust Inc.	2,772	73,707
Franklin Street Properties Corp., Class C	3,203	13,357
Getty Realty Corp.	1,402	37,153
Global Net Lease Inc.	3,588	50,806
Hersha Hospitality Trust, Class A(a)	1,141	11,193
Industrial Logistics Properties Trust	2,256	31,764
Innovative Industrial Properties Inc.	969	106,464
iStar Inc.	2,858	39,183
LTC Properties Inc.	1,366	52,441
LXP Industrial Trust	9,926	106,605
NexPoint Residential Trust Inc.	801	50,071
Office Properties Income Trust	1,671	33,336
Orion Office REIT Inc.	1,956	21,438
Retail Opportunity Investments Corp.	4,301	67,870
RPT Realty	2,937	28,871
Safehold Inc.	534	18,888
Saul Centers Inc.	456	21,482
Service Properties Trust	4,749	24,837
SITE Centers Corp.	6,294	84,780
Summit Hotel Properties Inc.(a)	3,697	26,877
Tanger Factory Outlet Centers Inc.	3,615	51,405
Uniti Group Inc.	8,211	77,348
Universal Health Realty Income Trust	442	23,519
Urban Edge Properties	3,822	58,133
Urstadt Biddle Properties Inc., Class A	1,041	16,864
Veris Residential Inc.(a)	2,764	36,595
Washington Real Estate Investment Trust	3,027	64,505
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Whitestone REIT	1,595	$17,146
Xenia Hotels & Resorts Inc.(a)	3,960	57,539
		2,113,225
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	1,086	35,827
Chefs’ Warehouse Inc. (The)(a)	1,135	44,140
PriceSmart Inc.	834	59,740
SpartanNash Co.	1,248	37,652
United Natural Foods Inc.(a)	2,018	79,509
		256,868
Food Products — 2.2%
B&G Foods Inc.	2,385	56,715
Calavo Growers Inc.	612	25,533
Cal-Maine Foods Inc.	1,299	64,183
Fresh Del Monte Produce Inc.	1,156	34,137
Hostess Brands Inc.(a)	4,789	101,575
J&J Snack Foods Corp.	518	72,344
John B Sanfilippo & Son Inc.	308	22,327
Seneca Foods Corp., Class A(a)	209	11,608
Simply Good Foods Co. (The)(a)	3,059	115,538
Tootsie Roll Industries Inc.	615	21,740
TreeHouse Foods Inc.(a)	1,940	81,131
		606,831
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	280	36,274
Northwest Natural Holding Co.	1,186	62,977
South Jersey Industries Inc.	4,239	144,719
		243,970
Health Care Equipment & Supplies — 4.0%
AngioDynamics Inc.(a)	1,338	25,890
Artivion Inc.(a)	1,387	26,187
Avanos Medical Inc.(a)	1,633	44,646
BioLife Solutions Inc.(a)	1,049	14,487
Cardiovascular Systems Inc.(a)	1,417	20,348
CONMED Corp.	1,022	97,867
Cutera Inc.(a)	572	21,450
Glaukos Corp.(a)	1,639	74,443
Heska Corp.(a)	374	35,347
Inogen Inc.(a)	709	17,144
Integer Holdings Corp.(a)	1,146	80,976
Lantheus Holdings Inc.(a)	2,377	156,953
LeMaitre Vascular Inc.	667	30,382
Meridian Bioscience Inc.(a)	1,509	45,904
Merit Medical Systems Inc.(a)	1,766	95,841
Mesa Laboratories Inc.	183	37,321
Natus Medical Inc.(a)	1,197	39,226
Omnicell Inc.(a)	1,530	174,037
OraSure Technologies Inc.(a)	2,516	6,818
Orthofix Medical Inc.(a)	691	16,266
Surmodics Inc.(a)	483	17,982
Varex Imaging Corp.(a)	1,373	29,368
Zynex Inc.	768	6,129
		1,115,012
Health Care Providers & Services — 3.6%
Addus HomeCare Corp.(a)	557	46,387
AMN Healthcare Services Inc.(a)	1,549	169,941
Apollo Medical Holdings Inc.(a)	1,316	50,784
Community Health Systems Inc.(a)	4,351	16,316
CorVel Corp.(a)	322	47,421

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Covetrus Inc.(a)	3,621	$75,136
Cross Country Healthcare Inc.(a)	1,227	25,558
Ensign Group Inc. (The)	1,825	134,083
Fulgent Genetics Inc.(a)	683	37,244
Hanger Inc.(a)	1,286	18,415
Joint Corp. (The)(a)	505	7,732
MEDNAX Inc.(a)	2,982	62,652
ModivCare Inc.(a)	428	36,166
Owens & Minor Inc.	2,636	82,902
Pennant Group Inc. (The)(a)	936	11,990
RadNet Inc.(a)	1,610	27,821
Select Medical Holdings Corp.	3,573	84,394
U.S. Physical Therapy Inc.	449	49,031
		983,973
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	4,003	59,364
Computer Programs & Systems Inc.(a)	513	16,401
HealthStream Inc.(a)	839	18,215
NextGen Healthcare Inc.(a)	1,938	33,799
OptimizeRx Corp.(a)	626	17,146
Simulations Plus Inc.(b)	544	26,835
		171,760
Hotels, Restaurants & Leisure — 1.5%
BJ’s Restaurants Inc.(a)	809	17,539
Bloomin’ Brands Inc.	2,795	46,453
Brinker International Inc.(a)	1,513	33,331
Cheesecake Factory Inc. (The)	1,695	44,782
Chuy’s Holdings Inc.(a)	653	13,008
Dave & Buster’s Entertainment Inc.(a)	1,348	44,187
Dine Brands Global Inc.	578	37,616
El Pollo Loco Holdings Inc.(a)	677	6,662
Golden Entertainment Inc.(a)	700	27,685
Jack in the Box Inc.	729	40,868
Monarch Casino & Resort Inc.(a)	456	26,753
Ruth’s Hospitality Group Inc.	1,080	17,561
Shake Shack Inc., Class A(a)	1,358	53,614
		410,059
Household Durables — 2.4%
Cavco Industries Inc.(a)	295	57,817
Century Communities Inc.	1,000	44,970
Ethan Allen Interiors Inc.	760	15,360
Installed Building Products Inc.	801	66,611
iRobot Corp.(a)	936	34,398
La-Z-Boy Inc.	1,491	35,352
LGI Homes Inc.(a)	721	62,655
M/I Homes Inc.(a)	976	38,708
MDC Holdings Inc.	1,971	63,683
Meritage Homes Corp.(a)	1,271	92,147
Sonos Inc.(a)	4,429	79,899
Tri Pointe Homes Inc.(a)	3,567	60,175
Tupperware Brands Corp.(a)	1,582	10,030
Universal Electronics Inc.(a)	436	11,149
		672,954
Household Products — 0.6%
Central Garden & Pet Co.(a)	337	14,295
Central Garden & Pet Co., Class A, NVS(a)	1,371	54,854
WD-40 Co.	473	95,243
		164,392
Security	Shares	Value

Insurance — 2.5%
Ambac Financial Group Inc.(a)	1,554	$17,638
American Equity Investment Life Holding Co.	2,665	97,459
AMERISAFE Inc.	667	34,691
Assured Guaranty Ltd.	2,211	123,352
eHealth Inc.(a)	830	7,744
Employers Holdings Inc.	224	9,383
Genworth Financial Inc., Class A(a)	11,524	40,680
HCI Group Inc.	272	18,431
Horace Mann Educators Corp.	1,098	42,141
James River Group Holdings Ltd.	947	23,466
Palomar Holdings Inc.(a)	828	53,323
ProAssurance Corp.	1,419	33,531
Safety Insurance Group Inc.	384	37,286
SiriusPoint Ltd.(a)	3,005	16,287
Stewart Information Services Corp.	681	33,880
Trupanion Inc.(a)	1,199	72,252
United Fire Group Inc.	746	25,535
Universal Insurance Holdings Inc.	961	12,522
		699,601
Interactive Media & Services — 0.1%
Cars.com Inc.(a)	2,255	21,265
QuinStreet Inc.(a)	1,741	17,514
		38,779
Internet & Direct Marketing Retail — 0.3%
Liquidity Services Inc.(a)	921	12,378
PetMed Express Inc.	725	14,428
Shutterstock Inc.	803	46,020
		72,826
IT Services — 1.8%
CSG Systems International Inc.	1,073	64,037
EVERTEC Inc.	2,056	75,825
ExlService Holdings Inc.(a)(b)	1,153	169,872
Perficient Inc.(a)	1,200	110,028
TTEC Holdings Inc.	633	42,974
Unisys Corp.(a)	2,335	28,090
		490,826
Life Sciences Tools & Services — 0.1%
NeoGenomics Inc.(a)	4,314	35,159

Machinery — 4.4%
Alamo Group Inc.	344	40,052
Albany International Corp., Class A	1,091	85,960
Astec Industries Inc.	788	32,135
Barnes Group Inc.	1,615	50,291
CIRCOR International Inc.(a)	699	11,457
Enerpac Tool Group Corp.	2,089	39,733
EnPro Industries Inc.	718	58,826
ESCO Technologies Inc.	895	61,191
Federal Signal Corp.	2,099	74,724
Franklin Electric Co. Inc.	1,347	98,681
Greenbrier Companies Inc. (The)	1,124	40,453
Hillenbrand Inc.	2,483	101,704
John Bean Technologies Corp.	1,101	121,572
Lindsay Corp.	379	50,339
Meritor Inc.(a)	2,451	89,045
Proto Labs Inc.(a)	949	45,400
SPX Corp.(a)	1,585	83,751
Standex International Corp.	418	35,438
Tennant Co.	641	37,979

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Titan International Inc.(a)	1,774	$26,787
Wabash National Corp.	1,692	22,977
		1,208,495
Marine — 0.4%
Matson Inc.	1,404	102,323

Media — 0.7%
AMC Networks Inc., Class A(a)	1,030	29,993
EW Scripps Co. (The), Class A, NVS(a)	1,995	24,878
Gannett Co. Inc.(a)	5,058	14,668
Loyalty Ventures Inc.(a)	696	2,485
Scholastic Corp., NVS	1,052	37,840
TechTarget Inc.(a)(b)	921	60,528
Thryv Holdings Inc.(a)	594	13,300
		183,692
Metals & Mining — 1.7%
Allegheny Technologies Inc.(a)	4,299	97,630
Arconic Corp.(a)	3,650	102,382
Carpenter Technology Corp.	1,672	46,666
Century Aluminum Co.(a)	1,769	13,038
Compass Minerals International Inc.	1,178	41,689
Haynes International Inc.	430	14,091
Kaiser Aluminum Corp.	549	43,420
Materion Corp.	708	52,201
Olympic Steel Inc.	325	8,369
SunCoke Energy Inc.	2,877	19,592
TimkenSteel Corp.(a)	1,432	26,793
		465,871
Mortgage Real Estate Investment — 1.5%
Apollo Commercial Real Estate Finance Inc.	4,576	47,773
ARMOUR Residential REIT Inc.	3,560	25,062
Ellington Financial Inc.	1,956	28,695
Franklin BSP Realty Trust Inc.	2,887	38,917
Granite Point Mortgage Trust Inc.	1,858	17,781
Invesco Mortgage Capital Inc.	1,138	16,706
KKR Real Estate Finance Trust Inc.	1,711	29,857
New York Mortgage Trust Inc.	13,166	36,338
PennyMac Mortgage Investment Trust	3,172	43,869
Ready Capital Corp.	2,324	27,702
Redwood Trust Inc.	4,151	32,004
Two Harbors Investment Corp.	11,917	59,347
		404,051
Multi-Utilities — 0.5%
Avista Corp.	2,179	94,808
Unitil Corp.	553	32,472
		127,280
Multiline Retail — 0.1%
Big Lots Inc.	985	20,655

Oil, Gas & Consumable Fuels — 0.8%
Dorian LPG Ltd.	956	14,531
Green Plains Inc.(a)	1,009	27,415
Par Pacific Holdings Inc.(a)	1,576	24,570
PBF Energy Inc., Class A(a)	3,305	95,911
REX American Resources Corp.(a)	180	15,264
World Fuel Services Corp.	2,174	44,480
		222,171
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)	585	19,673
Security	Shares	Value

Paper & Forest Products (continued)
Glatfelter Corp.	1,557	$10,712
Mercer International Inc.	1,392	18,305
Neenah Inc.	579	19,767
Sylvamo Corp.	1,217	39,772
		108,229
Personal Products — 0.9%
Edgewell Personal Care Co.	1,828	63,103
elf Beauty Inc.(a)	1,660	50,929
Inter Parfums Inc.	618	45,151
Medifast Inc.	399	72,023
USANA Health Sciences Inc.(a)	397	28,727
		259,933
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals Inc.(a)	1,302	45,296
ANI Pharmaceuticals Inc.(a)	452	13,411
Cara Therapeutics Inc.(a)	1,462	13,348
Collegium Pharmaceutical Inc.(a)	1,172	20,768
Corcept Therapeutics Inc.(a)	3,311	78,735
Innoviva Inc.(a)	2,164	31,941
Nektar Therapeutics(a)	6,430	24,434
Pacira BioSciences Inc.(a)	1,573	91,706
Phibro Animal Health Corp., Class A	702	13,429
Prestige Consumer Healthcare Inc.(a)	1,741	102,371
Supernus Pharmaceuticals Inc.(a)	1,850	53,502
		488,941
Professional Services — 1.4%
Exponent Inc.	1,795	164,189
Forrester Research Inc.(a)	378	18,084
Heidrick & Struggles International Inc.	681	22,037
Kelly Services Inc., Class A, NVS	1,192	23,637
Korn Ferry	1,867	108,323
Resources Connection Inc.	1,078	21,959
TrueBlue Inc.(a)	1,148	20,549
		378,778
Real Estate Management & Development — 0.5%
Anywhere Real Estate Inc.(a)	4,085	40,155
Douglas Elliman Inc.	2,383	11,415
Marcus & Millichap Inc.	845	31,257
RE/MAX Holdings Inc., Class A	665	16,306
St Joe Co. (The)	1,138	45,019
		144,152
Road & Rail — 0.4%
ArcBest Corp.	848	59,674
Heartland Express Inc.	1,607	22,353
Marten Transport Ltd.	2,036	34,246
		116,273
Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega Semiconductor Ltd.(a)	747	24,905
Axcelis Technologies Inc.(a)	1,143	62,682
CEVA Inc.(a)	801	26,882
Cohu Inc.(a)	1,678	46,565
Diodes Inc.(a)	1,567	101,181
FormFactor Inc.(a)(b)	2,703	104,687
Ichor Holdings Ltd.(a)	988	25,668
Kulicke & Soffa Industries Inc.	2,048	87,675
MaxLinear Inc.(a)	2,464	83,727
Onto Innovation Inc.(a)	1,716	119,674
PDF Solutions Inc.(a)	1,020	21,940
Photronics Inc.(a)	2,130	41,492

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus Inc.(a)	3,817	$82,027
SMART Global Holdings Inc.(a)	1,633	26,732
Ultra Clean Holdings Inc.(a)	1,562	46,501
Veeco Instruments Inc.(a)	1,770	34,338
		936,676
Software — 2.9%
8x8 Inc.(a)	4,083	21,027
A10 Networks Inc.	2,014	28,961
Agilysys Inc.(a)	674	31,860
Alarm.com Holdings Inc.(a)	1,596	98,729
Cerence Inc.(a)	1,356	34,212
Consensus Cloud Solutions Inc.(a)	552	24,111
Ebix Inc.	821	13,875
InterDigital Inc.	1,069	64,995
LivePerson Inc.(a)	2,389	33,781
OneSpan Inc.(a)	1,188	14,137
Progress Software Corp.	1,516	68,675
SPS Commerce Inc.(a)	1,250	141,313
Vonage Holdings Corp.(a)	8,743	164,718
Xperi Holding Corp.	3,600	51,948
		792,342
Specialty Retail — 3.5%
Aaron’s Co. Inc. (The)	1,059	15,408
Abercrombie & Fitch Co., Class A(a)	1,739	29,424
America’s Car-Mart Inc./TX(a)	207	20,824
Asbury Automotive Group Inc.(a)	766	129,714
Bed Bath & Beyond Inc.(a)	2,755	13,692
Boot Barn Holdings Inc.(a)	1,030	70,977
Buckle Inc. (The)	1,021	28,272
Caleres Inc.	1,310	34,374
Cato Corp. (The), Class A	604	7,012
Chico’s FAS Inc.(a)	4,318	21,460
Children’s Place Inc. (The)(a)	444	17,280
Conn’s Inc.(a)	533	4,275
Designer Brands Inc., Class A	2,093	27,335
Genesco Inc.(a)	445	22,210
Group 1 Automotive Inc.	575	97,635
Guess? Inc.	1,237	21,091
Haverty Furniture Companies Inc.	479	11,103
Hibbett Inc.	421	18,402
LL Flooring Holdings Inc.(a)	1,027	9,623
MarineMax Inc.(a)	743	26,837
Monro Inc.	1,162	49,827
ODP Corp. (The)(a)	1,511	45,693
Rent-A-Center Inc./TX.	1,857	36,119
Sally Beauty Holdings Inc.(a)	3,692	44,009
Shoe Carnival Inc.	590	12,750
Signet Jewelers Ltd.	1,635	87,407
Sleep Number Corp.(a)	767	23,739
Sonic Automotive Inc., Class A.	674	24,689
Zumiez Inc.(a)	570	14,820
		966,001
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)	4,497	43,621
Diebold Nixdorf Inc.(a)(b)	2,546	5,779
		49,400
Textiles, Apparel & Luxury Goods — 1.1%
Fossil Group Inc.(a)	1,626	8,407
G-III Apparel Group Ltd.(a)	1,488	30,102
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands Inc.	$1,610	$53,726
Movado Group Inc.	556	17,197
Oxford Industries Inc.	532	47,210
Steven Madden Ltd.	2,600	83,746
Unifi Inc.(a)	486	6,833
Wolverine World Wide Inc.	2,796	56,367
		303,588
Thrifts & Mortgage Finance — 1.9%
Axos Financial Inc.(a)	1,853	66,430
Capitol Federal Financial Inc.	3,714	34,094
Flagstar Bancorp. Inc.	1,309	46,404
Mr Cooper Group Inc.(a)	2,559	94,018
NMI Holdings Inc., Class A(a)	2,981	49,634
Northfield Bancorp. Inc.	1,485	19,350
Provident Financial Services Inc.	1,475	32,833
TrustCo Bank Corp. NY	223	6,877
Walker & Dunlop Inc.	1,055	101,639
WSFS Financial Corp.	1,754	70,318
		521,597
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies Inc.	1,331	128,002
Boise Cascade Co.	1,366	81,263
DXP Enterprises Inc./TX(a)	592	18,133
GMS Inc.(a)	1,490	66,305
NOW Inc.(a)	3,820	37,360
Veritiv Corp.(a)(b)	483	52,430
		383,493
Water Utilities — 0.7%
American States Water Co.	1,280	104,333
California Water Service Group	1,862	103,434
		207,767
Wireless Telecommunication Services — 0.5%
Gogo Inc.(a)	2,357	38,160
Shenandoah Telecommunications Co.(b)	1,727	38,339
Telephone and Data Systems Inc.	3,417	53,955
		130,454
Total Long-Term Investments — 96.0%
(Cost: $31,196,104)		26,466,832

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	731,960	731,887
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	1,150,000	1,150,000

Total Short-Term Securities — 6.8%
(Cost: $1,881,941)		1,881,887

Total Investments in Securities — 102.8%
(Cost: $33,078,045)		28,348,719

Liabilities in Excess of Other Assets — (2.8)%		(782,429)

Net Assets — 100.0%		$27,566,290

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$405,593	$326,294	(a)	$—	$120	$(120)	$731,887	731,960	$201	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	760,000	390,000	(a)	—	—	—	1,150,000	1,150,000	1,562		—
					$120	$(120)	$1,881,887		$1,763		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$426,393	$(24,730	)(c)	$432,373	1.5%
	Monthly	HSBC Bank PLC(d)	02/10/23	429,572	(10,306	)(e)	411,247	1.6
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	226,864	(1,919	)(g)	215,234	0.8
					$(36,955)		$1,058,854

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(30,710) of net dividends and financing fees.

(e)	Amount includes $8,019 of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $9,711 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Allegiance Bancshares Inc.	89	$3,361	0.8%
Ameris Bancorp.	5	201	0.0
Bancorp. Inc. (The)(a)	463	9,038	2.1
BankUnited Inc.	721	25,646	5.9
Banner Corp.	23	1,293	0.3
Berkshire Hills Bancorp. Inc.	635	15,729	3.6
Brookline Bancorp. Inc.	114	1,517	0.4
Central Pacific Financial Corp.	63	1,351	0.3
City Holding Co.	244	19,491	4.5
Columbia Banking System Inc.	8	229	0.1
Community Bank System Inc.	396	25,059	5.8
Customers Bancorp. Inc.(a)	110	3,729	0.9
CVB Financial Corp.	275	6,823	1.6
Eagle Bancorp. Inc.	28	1,327	0.3
First BanCorp./Puerto Rico	56	723	0.2
First Bancorp./Southern Pines NC	52	1,815	0.4
First Commonwealth Financial Corp.	31	416	0.1
First Financial Bancorp.	942	18,275	4.2
Hanmi Financial Corp.	179	4,017	0.9
Heritage Financial Corp./WA	128	3,220	0.7
HomeStreet Inc.	52	1,803	0.4
Hope Bancorp Inc.	215	2,976	0.7
Independent Bank Corp.	187	14,853	3.4
NBT Bancorp. Inc.	655	24,621	5.7
Northwest Bancshares Inc.	1,122	14,362	3.3
Pacific Premier Bancorp. Inc.	849	24,825	5.7
Preferred Bank/Los Angeles CA	174	11,835	2.7
Simmons First National Corp.	380	8,079	1.9
Southside Bancshares Inc.	145	5,426	1.3
Trustmark Corp.	406	11,851	2.7
United Community Banks Inc./GA	437	13,193	3.1
Westamerica Bancorp.	90	5,009	1.2
		282,093
Commercial Services & Supplies
Pitney Bowes Inc.	526	1,904	0.4

Consumer Finance
Green Dot Corp.(a)	232	5,826	1.4

Electronic Equipment, Instruments & Components
OSI Systems Inc.(a)	83	7,092	1.6

Gas Utilities
Chesapeake Utilities Corp.	43	5,571	1.3

Insurance
Employers Holdings Inc.	71	2,974	0.7
Genworth Financial Inc.(a)	40	141	0.0
Horace Mann Educators Corp.	172	6,601	1.5
James River Group Holdings Ltd.	150	3,717	0.9
ProAssurance Corp.	375	8,861	2.1
Safety Insurance Group Inc.	62	6,020	1.4
Stewart Information Services Corp.	113	5,622	1.3
		33,936
	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	384	$10,433	2.4

Thrifts & Mortgage Finance
Provident Financial Services Inc.	925	20,591	4.8
TrustCo Bank Corp. NY	107	3,300	0.8
WSFS Financial Corp.	459	18,401	4.2
		42,292
Water Utilities
Middlesex Water Co.	493	43,226	10.0

Total Reference Entity—Long		432,373

Net Value of Reference Entity — Goldman Sachs Bank USA		$432,373

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Allegiance Bancshares Inc.	39	$1,473	0.4%
Ameris Bancorp.	149	5,987	1.5
Bancorp. Inc. (The)(a)	43	839	0.2
BankUnited Inc.	124	4,411	1.1
Banner Corp.	259	14,558	3.5
Berkshire Hills Bancorp. Inc.	417	10,329	2.5
Brookline Bancorp. Inc.	635	8,452	2.1
Central Pacific Financial Corp.	57	1,223	0.3
City Holding Co.	147	11,742	2.9
Columbia Banking System Inc.	193	5,529	1.3
Community Bank System Inc.	11	696	0.2
Customers Bancorp. Inc.(a)	4	136	0.0
CVB Financial Corp.	322	7,989	1.9
Eagle Bancorp. Inc.	262	12,421	3.0
First BanCorp./Puerto Rico	1,313	16,951	4.1
First Bancorp./Southern Pines NC	242	8,446	2.1
First Commonwealth Financial Corp.	761	10,213	2.5
First Financial Bancorp.	47	912	0.2
Hanmi Financial Corp.	120	2,693	0.7
Heritage Financial Corp./WA	233	5,862	1.4
HomeStreet Inc.	47	1,629	0.4
Hope Bancorp Inc.	1,008	13,951	3.4
Independent Bank Corp.	242	19,222	4.7
Lakeland Financial Corp.	220	14,612	3.5
Meta Financial Group Inc.	68	2,630	0.6
National Bank Holdings Corp.	114	4,363	1.1
NBT Bancorp. Inc.	5	188	0.0
Northwest Bancshares Inc.	170	2,176	0.5
OFG Bancorp.	725	18,415	4.5
Preferred Bank/Los Angeles CA	47	3,197	0.8
Renasant Corp.	461	13,281	3.2
S&T Bancorp. Inc.	351	9,628	2.3
Simmons First National Corp.	278	5,910	1.4
Southside Bancshares Inc.	337	12,611	3.1

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022

	Shares	Value	% of Basket Value

Banks (continued)
Trustmark Corp.	73	$2,131	0.5
Westamerica Bancorp.	116	6,457	1.6
		261,263
Commercial Services & Supplies
GEO Group Inc. (The)(a)	1,268	8,369	2.0
Pitney Bowes Inc.	3,261	11,805	2.9
		20,174
Consumer Finance
Green Dot Corp.(a)	205	5,148	1.2

Equity Real Estate Investment Trusts (REITs)
Service Properties Trust	947	4,953	1.2

Gas Utilities
Chesapeake Utilities Corp.	291	37,699	9.2

Insurance
Employers Holdings Inc.	252	10,556	2.6
Genworth Financial Inc.(a)	2,408	8,500	2.1
Horace Mann Educators Corp.	165	6,333	1.5
James River Group Holdings Ltd.	196	4,857	1.2
ProAssurance Corp.	71	1,678	0.4
Safety Insurance Group Inc.	39	3,787	0.9
Stewart Information Services Corp.	107	5,323	1.3
		41,034
Multi-Utilities
Avista Corp.	1	44	0.0

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	136	3,695	0.9

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	741	6,802	1.7
Flagstar Bancorp. Inc.	121	4,289	1.0
Provident Financial Services Inc.	208	4,630	1.1
TrustCo Bank Corp. NY	333	10,270	2.5
WSFS Financial Corp.	29	1,163	0.3
		27,154
Water Utilities
Middlesex Water Co.	115	10,083	2.5

Total Reference Entity — Long		411,247

Net Value of Reference Entity — HSBC Bank PLC		$411,247

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Allegiance Bancshares Inc.	34	$1,284	0.6%
Ameris Bancorp.	407	16,353	7.6
	Shares	Value	% of Basket Value

Banks (continued)
Central Pacific Financial Corp.	367	$7,872	3.7
Columbia Banking System Inc.	505	14,468	6.7
CVB Financial Corp.	574	14,241	6.6
First BanCorp./Puerto Rico	1,646	21,250	9.9
First Commonwealth Financial Corp.	692	9,287	4.3
HomeStreet Inc.	148	5,131	2.4
Independent Bank Corp.	6	477	0.2
Meta Financial Group Inc.	345	13,341	6.2
National Bank Holdings Corp.	158	6,047	2.8
Preferred Bank/Los Angeles CA	142	9,659	4.5
Seacoast Banking Corp. of Florida	9	297	0.1
Simmons First National Corp.	502	10,673	5.0
Veritex Holdings Inc.	8	234	0.1
		130,614
Consumer Finance
Green Dot Corp.(a)	565	14,187	6.6

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	14	219	0.1

Insurance
Employers Holdings Inc.	414	17,342	8.1
Genworth Financial Inc.(a)	3,706	13,082	6.1
Stewart Information Services Corp.	35	1,741	0.8
		32,165
Multi-Utilities
Avista Corp.	328	14,271	6.6

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	335	9,102	4.2

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	414	14,676	6.8

Total Reference Entity — Long		215,234

Net Value of Reference Entity — JPMorgan Chase Bank NA		$215,234

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$26,466,832	$—	$—	$26,466,832
Money Market Funds	1,881,887	—	—	1,881,887
	$28,348,719	$—	$—	$28,348,719
Derivative financial instruments(a)
Liabilities
Swaps	$—	$(36,955)	$—	$(36,955)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust